Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Net Revenues by Product Segment and by Product Line

The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.

Net revenues by reportable segment:

	December 31, 2018	December 31, 2017	December 31, 2016
Automotive and Discrete Group (ADG)	3,556	3,059	2,813
Analog, MEMS and Sensors Group (AMS)	3,154	2,630	1,866
Microcontrollers and Digital ICs Group (MDG)	2,940	2,646	2,285

Total net revenues of product segments	9,650	8,335	6,964

Others	14	12	9

Total consolidated net revenues	9,664	8,347	6,973

Operating Income by Reportable Segment

Operating income by reportable segment:

	December 31, 2018	December 31, 2017	December 31, 2016
Automotive and Discrete Group (ADG)	431	291	214
Analog, MEMS and Sensors Group (AMS)	488	364	48
Microcontrollers and Digital ICs Group (MDG)	547	405	112

Total operating income of product segments	1,466	1,060	374

Others(1)(2)	(66)	(55)	(147)

Total consolidated operating income(3)	1,400	1,005	227

(3)

Operating results of “Others” include items such as unused capacity charges, impairment & restructuring charges and other related closure costs, management reorganization expenses, phase out and start-up costs, and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as assembly services and other revenue.

(4)	Effective January 1, 2018, the Subsystems business unit was transferred from Others to Analog, MEMS and Sensors Group (AMS). Prior periods have been restated accordingly.
(5)	Certain amounts in the prior periods have been adjusted to reflect the January 1, 2018 adoption of ASU 2017-07 related to the reclassification of certain pension costs

Reconciliation of Operating Income of Segments to Total Operating Income

Reconciliation of operating income of segments to the total operating income:

	December 31, 2018	December 31, 2017	December 31, 2016
Total operating income of segments	1,466	1,060	374
Impairment, restructuring charges and other related closure costs	(21)	(45)	(93)
Unallocated manufacturing results	1	7	(33)
Strategic and other research and development programs and other non-allocated provisions(1)	(46)	(17)	(21)

Total operating loss Others	(66)	(55)	(147)

Total consolidated operating income	1,400	1,005	227

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.

Net Revenues

Net revenues

	December 31, 2018	December 31, 2017	December 31, 2016
The Netherlands	2,917	2,223	1,751
France	127	123	134
Italy	64	60	58
USA	1,132	1,012	990
Singapore	4,873	4,444	3,699
Japan	534	463	323
Other countries	17	22	18

Total	9,664	8,347	6,973

Property, Plant & Equipment

Property, plant and equipment

	December 31, 2018	December 31, 2017
The Netherlands	775	588
France	686	603
Italy	786	719
Other European countries	80	83
USA	6	6
Singapore	494	428
Malaysia	231	200
Other countries	436	467

Total	3,494	3,094